UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: September 30, 2013

Courtney R. Taylor

American Funds Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Preserving capital and

maintaining liquidity

can help strategically

in volatile markets.

American Funds
Money Market Fund®

Annual report
for the year ended
September 30, 2013

American Funds Money Market Fund seeks to provide a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the period ended September 30, 2013:

	1 year	5 years	Lifetime (since 5/1/09)

Class A shares	0.00%	—	0.00%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio is 0.39% for Class A shares as of the prospectus dated December 1, 2013 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Although the fund has 12b-1 plans for some share classes, the fund is currently suspending certain 12b-1 payments in this low interest rate environment. Should payments commence, the fund’s investment results will be negatively affected. When applicable, investment results reflect expense reimbursements. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to any restrictions in the fund’s prospectus. Visit americanfunds.com for more information.

The fund’s annualized seven-day yield for Class A shares as of October 31, 2013, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 0.00% (–0.32% without the reimbursement). The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The return of principal for money market funds is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying holdings in the fund. Money market issuer ratings, which typically range from A-1/P-1 (highest) to A-3/P-3 (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Contents

1	Letter to investors
2	Investment portfolio
6	Financial statements
19	Board of trustees and other officers

Fellow investors:

The past few years have proved challenging for money market funds as short-term interest rates have hovered near zero. The most recent 12-month period was no different. Amid this difficult environment, we have remained committed to preserving capital and providing liquidity for our shareholders. As part of a diversified portfolio, American Funds Money Market Fund can serve as a conservative counterweight to more aggressive investments.

Following the close of the reporting period, federal policymakers wrestled with the twin crises of the government shutdown and the debt ceiling. As this letter goes to print, a compromise agreement was reached on these issues. We will monitor any fallout from these events, as well as their potential impact to the fund.

The economy

The U.S. economy advanced modestly during the reporting period, with gross domestic product (GDP) increasing 2.5% on an annualized basis in the second quarter of 2013 and an estimated 2.8% in the third. Signs of progress included advances in consumer spending, a resurgent housing market and thriving auto sales. Ongoing cutbacks in government spending held back growth. Although still high by historical standards, the unemployment rate dropped to 7.2% at the end of September, and inflation remained relatively low.

Interest rates

The Federal Reserve continued to keep short-term rates at historically low levels. The Fed signaled during the summer that it might begin to trim its asset purchasing program if the economy continued to recover and the unemployment rate continued to fall. The feared tapering stirred volatility in fixed-income markets during the second quarter. However, investors were reassured in September when the Fed decided to maintain its accommodative stance.

The fund’s objective and portfolio

American Funds Money Market Fund is prudently managed to preserve capital, maintain liquidity and provide income to the extent possible while maintaining a stable net asset value (NAV) of $1.00. The fund is primarily composed of short-term investments — generally, those with maturity dates of one year or less. At the end of the reporting period, the fund’s weighted average maturity was 53 days. The largest segment of the portfolio consists of government agency discount notes (64.1%) supported or backed by the federal government. U.S. Treasuries follow at 21.2%. The remainder is high-quality commercial paper (9.5%) and other discount notes (4.4%).

Money market fund reform

In June the SEC proposed changes to the regulations governing money market funds. The proposal offers two principal alternative reforms. Under the first, tax-exempt and institutional prime money market funds would be required to use a floating NAV. Under the second, money market funds could maintain a stable NAV, but impose liquidity fees and temporarily suspend redemptions during times of stress. If the proposal were to be adopted in its current form, it appears the fund would be exempt from key elements of the regulations since it would qualify as a government money market fund. We are in the early stages of a lengthy regulatory review process. If rule changes are enacted, it may take months or years for them to be put into effect. We will share information as it becomes available.

We thank you for making American Funds Money Market Fund part of your investment portfolio. We look forward to reporting to you again in our semi-annual report.

Cordially,

Kristine M. Nishiyama
President
November 12, 2013

For current information about the fund, visit americanfunds.com.

Your fund’s annualized seven-day SEC yield as of September 30, 2013*
American Funds Money Market Fund (Class A shares)	0.00%
(reflecting a fee reimbursement, -0.32% without the reimbursement)

*	The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than its 30-day yield or total return.

American Funds Money Market Fund	1

Investment portfolio September 30, 2013

Percent of net assets

Federal agency discount notes	64.1%
U.S. Treasuries	21.2
Commercial paper	9.5
Discount notes	4.4
Federal agency bonds & notes	0.4
Other assets less liabilities	0.4
100.0%

Short-term securities 99.21%	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes 64.06%
Federal Home Loan Bank:
10/2/2013	0.05%	$145,100	$145,100
10/4/2013	0.05	313,000	312,998
10/7/2013	0.05	100,000	99,999
10/9/2013	0.06	177,900	177,897
10/11/2013	0.06	135,600	135,597
10/16/2013	0.07	333,600	333,590
10/18/2013	0.05	430,000	429,985
10/23/2013	0.04	357,540	357,532
10/25/2013	0.05	89,000	88,998
10/28/2013	0.05	273,000	272,990
10/30/2013	0.04	421,895	421,879
11/1/2013	0.06	60,900	60,897
11/4/2013	0.04	111,250	111,246
11/6/2013	0.04	250,000	249,989
11/8/2013	0.06	402,200	402,182
11/13/2013	0.04	499,990	499,969
11/15/2013	0.03	50,000	49,998
11/22/2013	0.05	79,500	79,497
11/27/2013	0.03	347,600	347,584
11/29/2013	0.04	46,370	46,368
12/3/2013	0.03	250,000	249,985
12/4/2013	0.07	116,700	116,693
12/9/2013	0.03	250,000	249,985
12/10/2013	0.03	300,000	299,982
12/11/2013	0.03	21,000	20,999
12/18/2013	0.04	296,700	296,679
12/20/2013	0.03	275,241	275,222
12/23/2013	0.03	200,000	199,986
12/26/2013	0.04	100,000	99,993
12/27/2013	0.13	38,200	38,197
1/8/2014	0.08	28,400	28,398
1/21/2014	0.10	50,000	49,995
1/27/2014	0.07	50,000	49,995
1/29/2014	0.06	22,000	21,998
2/21/2014	0.09	40,000	39,994
3/19/2014	0.06	297,000	296,929
3/21/2014	0.06	125,000	124,969
6/17/2014	0.13	50,000	49,962
6/19/2014	0.13	27,000	26,979

2	American Funds Money Market Fund

	Yield at acquisition	Principal amount (000)	Value (000)
Freddie Mac:
10/7/2013	0.07%	$35,000	$35,000
10/8/2013	0.05	221,300	221,297
10/15/2013	0.08	100,000	99,997
10/21/2013	0.05	331,000	330,990
10/22/2013	0.09	272,000	271,984
10/28/2013	0.05	96,000	95,996
11/4/2013	0.06	165,700	165,693
11/5/2013	0.06	238,700	238,691
11/6/2013	0.12	50,000	49,998
11/12/2013	0.06	82,429	82,426
11/18/2013	0.09	78,800	78,797
11/19/2013	0.07	200,000	199,992
11/25/2013	0.05	39,400	39,398
11/26/2013	0.11	50,000	49,997
12/2/2013	0.04	4,300	4,300
12/16/2013	0.03	22,300	22,298
12/19/2013	0.02	20,700	20,699
12/20/2013	0.12	50,000	49,996
12/23/2013	0.03	100,000	99,993
1/6/2014	0.12	200,000	199,984
1/8/2014	0.08	20,000	19,998
1/13/2014	0.10	50,000	49,995
1/27/2014	0.10	92,000	91,991
2/3/2014	0.09	53,500	53,494
2/14/2014	0.15	100,000	99,986
3/17/2014	0.06	31,500	31,493
3/24/2014	0.07	78,948	78,927
5/21/2014	0.11	30,200	30,182
6/10/2014	0.10	30,000	29,979
6/17/2014	0.10	75,000	74,944
Fannie Mae:
10/1/2013	0.13	50,000	50,000
10/2/2013	0.08	255,800	255,799
10/9/2013	0.06	152,800	152,797
10/16/2013	0.05	194,520	194,514
10/23/2013	0.04	103,700	103,697
10/30/2013	0.06	205,900	205,892
11/1/2013	0.07	50,000	49,998
11/6/2013	0.06	75,000	74,997
11/27/2013	0.05	80,000	79,996
12/23/2013	0.08	36,700	36,697
12/26/2013	0.10	40,000	39,997
1/22/2014	0.11	75,000	74,992
1/29/2014	0.09	32,300	32,296
2/3/2014	0.10	70,000	69,992
2/19/2014	0.09	82,300	82,288
2/26/2014	0.08	91,150	91,135
6/2/2014	0.10	75,000	74,950
Federal Farm Credit Banks:
10/1/2013	0.05	25,000	25,000
10/4/2013	0.03	25,000	25,000
10/10/2013	0.03	20,000	20,000
10/15/2013	0.05	10,000	10,000
10/24/2013	0.04	25,000	24,999
10/29/2013	0.03	50,000	49,999
10/31/2013	0.03	20,000	19,999
11/6/2013	0.04	25,000	24,999
11/8/2013	0.04	10,000	10,000
11/15/2013	0.03	20,000	19,999
11/22/2013	0.03	20,000	19,999
12/2/2013	0.03	50,000	49,997
1/10/2014	0.13	25,000	24,998
3/24/2014	0.06	20,000	19,995

American Funds Money Market Fund	3

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes (continued)
Tennessee Valley Authority:
10/3/2013	0.06%	$15,500	$15,500
10/10/2013	0.07	50,000	49,999
Total federal agency discount notes			12,160,270

U.S. Treasuries 21.23%
U.S. Treasury Bills:
10/3/2013	0.08	350,000	349,999
10/10/2013	0.10	300,000	299,997
10/17/2013	0.06	500,000	499,992
10/24/2013	0.05	350,000	349,995
10/31/2013	0.03	275,000	274,997
11/7/2013	0.03	475,000	474,997
11/14/2013	0.06	357,300	357,295
11/21/2013	0.04	370,100	370,097
11/29/2013	0.05	365,000	365,000
12/5/2013	0.05	163,200	163,197
12/12/2013	0.08	125,000	124,999
12/19/2013	0.07	275,000	274,994
1/30/2014	0.06	75,000	74,998
2/13/2014	0.08	50,000	49,998
Total U.S. Treasuries			4,030,555

Commercial paper 9.48%
KfW:
10/4/2013[1]	0.06	50,000	50,000
10/17/2013[1]	0.15	25,000	24,999
10/21/2013[1]	0.10	60,000	59,996
11/8/2013[1]	0.08	48,300	48,296
11/12/2013[1]	0.13	74,350	74,341
11/20/2013[1]	0.11	80,400	80,388
11/21/2013[1]	0.13	100,000	99,985
12/16/2013[1]	0.12	13,000	12,997
12/19/2013[1]	0.10	100,000	99,974
1/10/2014[1]	0.11	88,000	87,967
1/14/2014[1]	0.13	145,200	145,142
Province of Ontario:
10/7/2013	0.07	50,000	49,999
10/18/2013	0.11	65,000	64,995
10/28/2013	0.10	50,000	49,993
10/29/2013	0.06	30,000	29,999
11/5/2013	0.08	30,000	29,995
11/6/2013	0.07	15,500	15,499
11/12/2013	0.08	79,000	78,984
11/18/2013	0.07	50,000	49,988
11/25/2013	0.09	40,000	39,990
Québec (Province of):
10/9/2013[1]	0.11	23,000	22,999
10/10/2013[1]	0.06	10,000	10,000
10/16/2013[1]	0.11	40,000	39,997
11/4/2013[1]	0.10	100,000	99,981
11/8/2013[1]	0.10	50,000	49,989
11/15/2013[1]	0.07	50,000	49,995
11/21/2013[1]	0.10	50,000	49,986

4	American Funds Money Market Fund

	Yield at acquisition	Principal amount (000)	Value (000)
General Electric Co. 10/1/2013	0.05%	$100,000	$100,000
Denmark (Kingdom of):
10/7/2013	0.05	25,000	25,000
11/21/2013	0.07	50,000	49,993
Kells Funding, LLC 1/14/2014[1]	0.19	57,050	57,017
NetJets Inc. 10/1/2013[1]	0.02	51,000	51,000
Total commercial paper			1,799,484

Discount notes 4.44%
International Bank for Reconstruction and Development:
10/4/2013	0.09	176,400	176,399
10/10/2013	0.09	125,000	124,997
10/15/2013	0.08	118,000	117,996
10/21/2013	0.04	100,000	99,998
10/25/2013	0.05	100,000	99,996
11/5/2013	0.05	131,970	131,964
11/15/2013	0.04	70,900	70,896
12/10/2013	0.03	21,200	21,199
Total discount notes			843,445

Total short-term securities (cost: $18,833,206,000)			18,833,754

Bonds, notes & other debt instruments 0.44%
Federal agency bonds & notes 0.44%
Freddie Mac 0.375% 2013		35,000	35,005
Fannie Mae 1.25% 2014		24,000	24,112
Federal Home Loan Bank 0.40% 2013		14,000	14,001
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 0.20% 2013		9,500	9,500
Total bonds, notes & other debt instruments (cost: $82,630,000)			82,618

Total investment securities (cost: $18,915,836,000)			18,916,372
Other assets less liabilities			66,456

Net assets			$18,982,828

[1]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,215,049,000, which represented 6.40% of the net assets of the fund.

See Notes to Financial Statements

American Funds Money Market Fund	5

Financial statements

Statement of assets and liabilities
at September 30, 2013	(dollars in thousands)

Assets:
Investment securities, at value (cost: $18,915,836)		$18,916,372
Cash		10,241
Receivables for:
Sales of fund’s shares	$153,685
Interest	117	153,802
		19,080,415
Liabilities:
Payables for:
Repurchases of fund’s shares	94,207
Services provided by related parties	2,684
Trustees’ deferred compensation	268
Other	428	97,587
Net assets at September 30, 2013		$18,982,828

Net assets consist of:
Capital paid in on shares of beneficial interest		$18,982,330
Accumulated net realized loss		(38)
Net unrealized appreciation		536
Net assets at September 30, 2013		$18,982,828

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (18,982,071 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$13,631,759	13,631,216	$1.00
Class B	103,776	103,772	1.00
Class C	343,857	343,843	1.00
Class F-1	69,662	69,660	1.00
Class F-2	10,081	10,081	1.00
Class 529-A	808,327	808,294	1.00
Class 529-B	15,065	15,064	1.00
Class 529-C	174,269	174,262	1.00
Class 529-E	46,079	46,077	1.00
Class 529-F-1	53,143	53,141	1.00
Class R-1	61,791	61,789	1.00
Class R-2	1,190,610	1,190,562	1.00
Class R-3	1,144,596	1,144,550	1.00
Class R-4	757,088	757,058	1.00
Class R-5	434,609	434,592	1.00
Class R-6	138,116	138,110	1.00

See Notes to Financial Statements

6	American Funds Money Market Fund

Statement of operations
for the year ended September 30, 2013	(dollars in thousands)

Investment income:
Income:
Interest		$18,786

Fees and expenses*:
Investment advisory services	$50,367
Distribution services	1,244
Transfer agent services	21,584
Administrative services	3,922
Reports to shareholders	492
Registration statement and prospectus	764
Trustees’ compensation	167
Auditing and legal	55
Custodian	43
State and local taxes	9
Other	1,376
Total fees and expenses before reimbursements	80,023
Less reimbursements of fees and expenses	61,237
Total fees and expenses after reimbursements		18,786
Net investment income		—

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments	12
Net unrealized appreciation on investments	61
Net realized gain and unrealized appreciation on investments		73

Net increase in net assets resulting from operations		$73

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets

(dollars in thousands)

	Year ended September 30
	2013	2012
Operations:
Net investment income	$—	$—
Net realized gain on investments	12	—
Net unrealized appreciation (depreciation) on investments	61	(208)
Net increase (decrease) in net assets resulting from operations	73	(208)

Distributions paid to shareholders	—	—

Net capital share transactions	1,041,712	(3,239,652)

Total increase (decrease) in net assets	1,041,785	(3,239,860)

Net assets:
Beginning of year	17,941,043	21,180,903
End of year	$18,982,828	$17,941,043

See Notes to Financial Statements

American Funds Money Market Fund	7

Notes to financial statements

1. Organization

American Funds Money Market (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	None	None	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*	Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

8	American Funds Money Market Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2013, all of the fund’s investment securities were classified as Level 2.

American Funds Money Market Fund	9

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in money market securities — The value and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers of the securities, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social or economic developments in the countries or regions in which the issuers operate.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2009, the year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and net capital losses. As of September 30, 2013, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

As of September 30, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Capital loss carryforward*	$(38)
Gross unrealized appreciation on investment securities	633
Gross unrealized depreciation on investment securities	(97)
Net unrealized appreciation on investment securities	536
Cost of investment securities	18,915,836

*	Reflects the utilization of capital loss carryforward of $12,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

10	American Funds Money Market Fund

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the year ended September 30, 2013, the investment advisory services fee was $50,367,000, which was equivalent to an annualized rate of 0.269% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees,to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Classes B and 529-B	0.90	0.90
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

American Funds Money Market Fund	11

For the year ended September 30, 2013, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$—	$13,326	$1,340	Not applicable
Class B	950	132	Not applicable	Not applicable
Class C	—	327	171	Not applicable
Class F-1	158	72	32	Not applicable
Class F-2	Not applicable	6	4	Not applicable
Class 529-A	—	643	390	$767
Class 529-B	136	17	9	18
Class 529-C	—	140	82	161
Class 529-E	—	34	22	44
Class 529-F-1	—	42	26	50
Class R-1	—	80	34	Not applicable
Class R-2	—	3,715	611	Not applicable
Class R-3	—	2,043	569	Not applicable
Class R-4	—	794	375	Not applicable
Class R-5	Not applicable	204	195	Not applicable
Class R-6	Not applicable	9	62	Not applicable
Total class-specific expenses	$1,244	$21,584	$3,922	$1,040

Reimbursements of fees and expenses — Due to lower short-term interest rates, CRMC reimbursed a portion of the fund’s fees and expenses. For the year ended September 30, 2013, the total fees and expenses reimbursed by CRMC were as follows (dollars in thousands):

Share class
Class A	$38,639
Class B	1,304
Class C	1,108
Class F-1	380
Class F-2	24
Class 529-A	3,202
Class 529-B	212
Class 529-C	680
Class 529-E	180
Class 529-F-1	210
Class R-1	233
Class R-2	6,505
Class R-3	4,648
Class R-4	2,513
Class R-5	1,104
Class R-6	295
Total reimbursements	$61,237

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation, shown on the accompanying financial statements, includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

12	American Funds Money Market Fund

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2013

Class A	$19,016,107	19,016,107	$(18,136,174)	(18,136,174)	$879,933	879,933
Class B	65,293	65,293	(115,805)	(115,805)	(50,512)	(50,512)
Class C	352,905	352,905	(347,272)	(347,272)	5,633	5,633
Class F-1	149,753	149,753	(137,554)	(137,554)	12,199	12,199
Class F-2	19,617	19,617	(15,264)	(15,264)	4,353	4,353
Class 529-A	475,828	475,828	(397,762)	(397,762)	78,066	78,066
Class 529-B	9,090	9,090	(16,053)	(16,053)	(6,963)	(6,963)
Class 529-C	107,279	107,279	(85,956)	(85,956)	21,323	21,323
Class 529-E	25,501	25,501	(21,952)	(21,952)	3,549	3,549
Class 529-F-1	30,211	30,211	(26,817)	(26,817)	3,394	3,394
Class R-1	70,590	70,590	(78,263)	(78,263)	(7,673)	(7,673)
Class R-2	1,002,039	1,002,039	(1,062,134)	(1,062,134)	(60,095)	(60,095)
Class R-3	1,164,321	1,164,321	(1,153,924)	(1,153,924)	10,397	10,397
Class R-4	665,387	665,387	(618,077)	(618,077)	47,310	47,310
Class R-5	404,195	404,195	(336,125)	(336,125)	68,070	68,070
Class R-6	303,183	303,183	(270,455)	(270,455)	32,728	32,728
Total net increase (decrease)	$23,861,299	23,861,299	$(22,819,587)	(22,819,587)	$1,041,712	1,041,712

Year ended September 30, 2012

Class A	$14,376,855	14,376,855	$(17,127,619)	(17,127,619)	$(2,750,764)	(2,750,764)
Class B	70,606	70,606	(190,011)	(190,011)	(119,405)	(119,405)
Class C	272,690	272,690	(453,917)	(453,917)	(181,227)	(181,227)
Class F-1	99,451	99,451	(117,282)	(117,282)	(17,831)	(17,831)
Class F-2	25,304	25,304	(29,562)	(29,562)	(4,258)	(4,258)
Class 529-A	371,111	371,111	(351,767)	(351,767)	19,344	19,344
Class 529-B	10,881	10,881	(23,273)	(23,273)	(12,392)	(12,392)
Class 529-C	83,270	83,270	(82,073)	(82,073)	1,197	1,197
Class 529-E	21,459	21,459	(19,194)	(19,194)	2,265	2,265
Class 529-F-1	27,835	27,835	(20,576)	(20,576)	7,259	7,259
Class R-1	65,076	65,076	(70,799)	(70,799)	(5,723)	(5,723)
Class R-2	904,445	904,445	(1,022,007)	(1,022,007)	(117,562)	(117,562)
Class R-3	1,003,624	1,003,624	(1,076,415)	(1,076,415)	(72,791)	(72,791)
Class R-4	604,951	604,951	(624,558)	(624,558)	(19,607)	(19,607)
Class R-5	261,034	261,034	(250,318)	(250,318)	10,716	10,716
Class R-6	141,354	141,354	(120,227)	(120,227)	21,127	21,127
Total net increase (decrease)	$18,339,946	18,339,946	$(21,579,598)	(21,579,598)	$(3,239,652)	(3,239,652)

*	Includes exchanges between share classes of the fund.

American Funds Money Market Fund	13

Financial highlights

	Net asset value, beginning of period	Net investment income[1]	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income to average net assets[3]
Class A:
Year ended 9/30/2013	$1.00	$—	$—	$1.00	.00%	$13,632	.39%	.10%	—%[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	12,752	.38	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	15,503	.39	.13	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	15,612	.39	.17	—
Period from 5/1/2009[5] to 9/30/2009[6]	1.00	—	—	1.00	.00	19,571	.19	.08	—
Class B:
Year ended 9/30/2013	1.00	—	—	1.00	.00	104	1.13	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	154	1.12	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	274	1.13	.14	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	372	1.13	.16	—
Period from 5/1/2009[5] to 9/30/2009[6]	1.00	—	—	1.00	.00	626	.49	.08	—
Class C:
Year ended 9/30/2013	1.00	—	—	1.00	.00	344	.43	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	338	.42	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	520	.43	.13	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	455	.42	.17	—
Period from 5/1/2009[5] to 9/30/2009[6]	1.00	—	—	1.00	.00	638	.22	.08	—
Class F-1:
Year ended 9/30/2013	1.00	—	—	1.00	.00	70	.69	.09	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	57	.67	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	75	.66	.12	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	35	.69	.17	—
Period from 5/1/2009[5] to 9/30/2009[6]	1.00	—	—	1.00	.00	56	.32	.08	—
Class F-2:
Year ended 9/30/2013	1.00	—	—	1.00	.00	10	.41	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	6	.34	.07	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	10	.37	.14	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	11	.32	.15	—
Period from 5/1/2009[5] to 9/30/2009[6]	1.00	—	—	1.00	.00	136	.20	.08	—
Class 529-A:
Year ended 9/30/2013	1.00	—	—	1.00	.00	808	.51	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	730	.51	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	711	.51	.13	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	658	.51	.17	—
Period from 5/1/2009[5] to 9/30/2009[6]	1.00	—	—	1.00	.00	676	.25	.08	—
Class 529-B:
Year ended 9/30/2013	1.00	—	—	1.00	.00	15	1.27	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	22	1.26	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	34	1.27	.14	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	43	1.27	.16	—
Period from 5/1/2009[5] to 9/30/2009[6]	1.00	—	—	1.00	.00	56	.56	.08	—
Class 529-C:
Year ended 9/30/2013	1.00	—	—	1.00	.00	174	.51	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	153	.51	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	152	.51	.13	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	143	.51	.17	—
Period from 5/1/2009[5] to 9/30/2009[6]	1.00	—	—	1.00	.00	153	.25	.08	—
Class 529-E:
Year ended 9/30/2013	1.00	—	—	1.00	.00	46	.50	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	43	.50	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	40	.51	.13	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	38	.51	.17	—
Period from 5/1/2009[5] to 9/30/2009[6]	1.00	—	—	1.00	.00	39	.25	.08	—

14	American Funds Money Market Fund

	Net asset value, beginning of period	Net investment income[1]	Dividends (from net investment income)	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income to average net assets[3]
Class 529-F-1:
Year ended 9/30/2013	$1.00	$—	$—	$1.00	.00%	$53	.51%	.10%	—%[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	50	.51	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	43	.51	.13	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	32	.51	.17	—
Period from 5/1/2009[5] to 9/30/2009[6]	1.00	—	—	1.00	.00	34	.25	.08	—
Class R-1:
Year ended 9/30/2013	1.00	—	—	1.00	.00	62	.45	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	69	.45	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	75	.43	.14	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	76	.45	.17	—
Period from 5/1/2009[5] to 9/30/2009[6]	1.00	—	—	1.00	.00	84	.21	.08	—
Class R-2:
Year ended 9/30/2013	1.00	—	—	1.00	.00	1,191	.63	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	1,251	.66	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	1,368	.66	.14	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	1,383	.66	.17	—
Period from 5/1/2009[5] to 9/30/2009[6]	1.00	—	—	1.00	.00	1,422	.33	.08	—
Class R-3:
Year ended 9/30/2013	1.00	—	—	1.00	.00	1,144	.51	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	1,134	.52	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	1,207	.50	.13	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	1,170	.52	.17	—
Period from 5/1/2009[5] to 9/30/2009[6]	1.00	—	—	1.00	.00	1,220	.24	.08	—
Class R-4:
Year ended 9/30/2013	1.00	—	—	1.00	.00	757	.44	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	710	.43	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	729	.43	.13	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	719	.44	.17	—
Period from 5/1/2009[5] to 9/30/2009[6]	1.00	—	—	1.00	.00	733	.21	.08	—
Class R-5:
Year ended 9/30/2013	1.00	—	—	1.00	.00	435	.38	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	367	.38	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	356	.38	.13	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	343	.38	.17	—
Period from 5/1/2009[5] to 9/30/2009[6]	1.00	—	—	1.00	.00	347	.19	.08	—
Class R-6:
Year ended 9/30/2013	1.00	—	—	1.00	.00	138	.34	.10	—	[4]
Year ended 9/30/2012	1.00	—	—	1.00	.00	105	.34	.08	—
Year ended 9/30/2011	1.00	—	—	1.00	.00	84	.34	.13	—
Year ended 9/30/2010	1.00	—	—	1.00	.00	38	.34	.17	—
Period from 5/1/2009[5] to 9/30/2009[6]	1.00	—	—	1.00	.00	15	.18	.08	—

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of the fees and expenses for each share class due to lower short-term interest rates.
[4]	Amount less than .01%.
[5]	Commencement of operations.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.

See Notes to Financial Statements

American Funds Money Market Fund	15

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Money Market Fund (the “Fund”) at September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California
November 12, 2013

16	American Funds Money Market Fund

Expense example	unaudited

As a fund shareholder, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Certain share classes also incur transaction costs such as contingent deferred sales charges (loads) on redemptions. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2013, through September 30, 2013).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Money Market Fund	17

	Beginning account value 4/1/2013	Ending account value 9/30/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,000.00	$0.40	.08%
Class A — assumed 5% return	1,000.00	1,024.67	0.41	.08
Class B — actual return	1,000.00	1,000.00	0.40	.08
Class B — assumed 5% return	1,000.00	1,024.67	0.41	.08
Class C — actual return	1,000.00	1,000.00	0.40	.08
Class C — assumed 5% return	1,000.00	1,024.67	0.41	.08
Class F-1 — actual return	1,000.00	1,000.00	0.40	.08
Class F-1 — assumed 5% return	1,000.00	1,024.67	0.41	.08
Class F-2 — actual return	1,000.00	1,000.00	0.40	.08
Class F-2 — assumed 5% return	1,000.00	1,024.67	0.41	.08
Class 529-A — actual return	1,000.00	1,000.00	0.40	.08
Class 529-A — assumed 5% return	1,000.00	1,024.67	0.41	.08
Class 529-B — actual return	1,000.00	1,000.00	0.40	.08
Class 529-B — assumed 5% return	1,000.00	1,024.67	0.41	.08
Class 529-C — actual return	1,000.00	1,000.00	0.40	.08
Class 529-C — assumed 5% return	1,000.00	1,024.67	0.41	.08
Class 529-E — actual return	1,000.00	1,000.00	0.40	.08
Class 529-E — assumed 5% return	1,000.00	1,024.67	0.41	.08
Class 529-F-1 — actual return	1,000.00	1,000.00	0.40	.08
Class 529-F-1 — assumed 5% return	1,000.00	1,024.67	0.41	.08
Class R-1 — actual return	1,000.00	1,000.00	0.40	.08
Class R-1 — assumed 5% return	1,000.00	1,024.67	0.41	.08
Class R-2 — actual return	1,000.00	1,000.00	0.40	.08
Class R-2 — assumed 5% return	1,000.00	1,024.67	0.41	.08
Class R-3 — actual return	1,000.00	1,000.00	0.40	.08
Class R-3 — assumed 5% return	1,000.00	1,024.67	0.41	.08
Class R-4 — actual return	1,000.00	1,000.00	0.40	.08
Class R-4 — assumed 5% return	1,000.00	1,024.67	0.41	.08
Class R-5 — actual return	1,000.00	1,000.00	0.40	.08
Class R-5 — assumed 5% return	1,000.00	1,024.67	0.41	.08
Class R-6 — actual return	1,000.00	1,000.00	0.40	.08
Class R-6 — assumed 5% return	1,000.00	1,024.67	0.41	.08

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

18	American Funds Money Market Fund

Board of trustees and other officers

“Independent” trustees1

Name and age	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

William H. Baribault, 68	2010	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	69	None

James G. Ellis, 66	2009	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	69	Quiksilver, Inc.

Leonard R. Fuller, 67	2009	President and CEO, Fuller Consulting (financial management consulting firm)	69	None

R. Clark Hooper, 67 Chairman of the Board (Independent and Non-Executive)	2009	Private investor	71	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.

Merit E. Janow, 55	2010	Dean and Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body (2003–2007)	68	The NASDAQ Stock Market LLC; Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 58	2009	Clinical Professor and Director, Accounting Program, University of Redlands	65	None

Frank M. Sanchez, 70	2009	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	65	None

Margaret Spellings, 56	2009	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	69	None

Steadman Upham, Ph.D., 64	2009	President and University Professor, The University of Tulsa	68	None

We are saddened by the loss of W. Scott Hedrick who passed away on November 4, 2013. Mr. Hedrick served as an independent board member on the boards of various American Funds since 2007. His wise counsel and friendship will be missed.

“Interested” trustee4,5

Name, age and position with fund	Year first elected trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Kristine M. Nishiyama, 43 President	2009	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[6]	1	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 20 for footnotes.

American Funds Money Market Fund	19

Other officers5

Name, age and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund

Louise M. Moriarty, 54 Senior Vice President	2009	Vice President — Capital Fixed Income Investors, Capital Research Company[6]

Karen F. Hall, 48 Vice President	2009	Vice President — Capital Fixed Income Investors, Capital Research and Management Company

Belinda A. Heard, 51 Vice President	2009	Vice President — Capital Fixed Income Investors, Capital Research and Management Company

Courtney R. Taylor, 38 Secretary	2009	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Brian C. Janssen, 41 Treasurer	2011	Vice President — Fund Business Management Group, Capital Research and Management Company

Steven I. Koszalka, 49 Assistant Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 45 Assistant Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company

Dori Laskin, 62 Assistant Treasurer	2010	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

20	American Funds Money Market Fund

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Money Market Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2012	$34,000
2013	$36,000

b) Audit-Related Fees:
2012	None
2013	None

c) Tax Fees:
2012	None
2013	7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2012	None
2013	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2012	None
2013	None

c) Tax Fees:
2012	$1,000
2013	$32,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2012	$2,000
2013	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $2,000 for fiscal year 2012 and $40,000 for fiscal year 2013. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: November 29, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 29, 2013